Property, plant and equipment (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	₨ 3,788	₨ 5,256
Recognised finance lease as assets	502	511
Impairment loss		335
Impairment Recorded In Construction In Progress		4
Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised	₨ 71	₨ 65
Capitalisation rate of borrowing costs eligible for capitalisation	2.76%	2.14%
After tax [Member] | Bottom of range [member] | Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use		6.68%
Before tax [Member] | Top of range [member] | Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use		9.02%